Finance income (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income [Abstract]
Interest on cash and cash equivalents and other receivables	£ 21,000	£ 668,000	£ 1,386,000
Gain on entering into sub-leases on leasehold properties	0	215,000	115,000
Interest on investment in sub-lease	26,000	38,000	9,000
Gain from change in fair value of derivative liability	0	1,287,000	0
Finance income	£ 47,000	2,208,000	£ 1,510,000
Credit to equity		£ 3,840,000